Concentrations (Details Narrative) - USD ($)	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Concentration Risk [Line Items]
Total revenue	$ 2,946,741	$ 2,738,303
Customer One [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Total revenue	812,162	607,248
Customer Two [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Total revenue	794,779	453,674
Customer Three [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Total revenue	$ 435,252	$ 350,000